Property and equipment, net (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 21,620	¥ 153,914	¥ 132,329	$ 36,031	¥ 256,508	¥ 146,013
Impairment loss		¥ 0	¥ 0			¥ 0